BORROWINGS - Supplemental Cash Flows (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 4,577	$ 3,556
Cash Flows	177	1,083
Acquisitions	7,041	0
Foreign Exchange Movement	233	(62)
Ending balance	$ 12,028	$ 4,577